Cover Page	Apr. 26, 2022
Document Information
Document Type	8-K
Document Period End Date	Apr. 26, 2022
Entity Registrant Name	3M COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	1-3285
Entity Tax Identification Number	41-0417775
Entity Address, Address Line One	3M Center
Entity Address, City or Town	St. Paul
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55144-1000
City Area Code	651
Local Phone Number	733-1110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000066740
Common Stock [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information
Title of 12(b) Security	Common Stock, Par Value $.01 Per Share
Trading Symbol	MMM
Security Exchange Name	NYSE
Common Stock [Member] | CHICAGO STOCK EXCHANGE, INC [Member]
Document Information
Title of 12(b) Security	Common Stock, Par Value $.01 Per Share
Trading Symbol	MMM
Security Exchange Name	CHX
Notes 0.950 Percent Due 2023 [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information
Title of 12(b) Security	0.950% Notes due 2023
Trading Symbol	MMM23
Security Exchange Name	NYSE
Notes 1.500 Percent Due 2026 [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information
Title of 12(b) Security	1.500% Notes due 2026
Trading Symbol	MMM26
Security Exchange Name	NYSE
Notes 1.750 Percent Due 2030 [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information
Title of 12(b) Security	1.750% Notes due 2030
Trading Symbol	MMM30
Security Exchange Name	NYSE
Notes 1.500 Percent Due 2031 [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information
Title of 12(b) Security	1.500% Notes due 2031
Trading Symbol	MMM31
Security Exchange Name	NYSE